FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 11 – FAIR VALUE MEASUREMENTS

As of September 30, 2024 and March 31, 2024, the carrying values of current assets and current liabilities approximated their fair values reported in the consolidated balance sheets due to the short-term maturities of these instruments.

	Fair Value Measurements as of September 30, 2024
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at September 30, 2024
Liability
Long-term debt, including current portion of long-term debt	-	¥8,582,784	-	¥8,582,784

	Fair Value Measurements as of March 31, 2024
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at March 31, 2024
Liability
Long-term debt, including current portion of long-term debt	-	¥10,573,143	-	¥10,573,143

Long-term debt

The Group’s long-term debt instruments are classified as Level 2 instruments and valued based on the present value of future cash flows associated with each instrument discounted using current market borrowing rates for similar debt instruments of comparable maturity. The levels are more fully described in Note 2.

NOTE 10 – FAIR VALUE MEASUREMENTS

As of March 31, 2024 and 2023, the carrying values of current assets and current liabilities approximated their fair values reported in the consolidated balance sheets due to the short-term maturities of these instruments.

	Fair Value Measurements as of March 31, 2024
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at March 31, 2024
Liability
Long-term debt, including current portion of long-term debt	-	¥10,573,143	-	¥10,573,143

	Fair Value Measurements as of March 31, 2023
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Liability
Long-term debt, including current portion of long-term debt	-	¥7,613,144	-	¥7,613,144

Long-term debt

The Group’s long-term debt instruments are classified as Level 2 instruments and valued based on the present value of future cash flows associated with each instrument discounted using current market borrowing rates for similar debt instruments of comparable maturity. The levels are more fully described in Note 2.